Events During The Reporting Period (Details) - USD ($) $ / shares in Units, $ in Thousands										1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 27, 2026	Jun. 24, 2026	May 19, 2026	May 17, 2026	Apr. 27, 2026	Apr. 10, 2026	Jan. 15, 2026	Jan. 02, 2026	Dec. 31, 2024	Feb. 28, 2026	Feb. 04, 2026	Mar. 31, 2026 [1]	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Aug. 05, 2026	Feb. 26, 2026	Jan. 12, 2026	Aug. 28, 2025	Nov. 08, 2024
Events During The Reporting Period (Details) [Line Items]
Repayment of debt														$ 1,000	$ 1,000
Common stock, share issued													758,660	152,206
Issuance of shares of common stock										5,512			14,800
Exchange price per share					$ 0.5124
Warrant to purchase share (in Shares)																			250,000
Warrants exercise per share																			$ 4.4	$ 2
Percentage of restricted stock shares holding in issued and outstanding shares				9.96%
Exchange of common stock shares				475,492
Price per unit (in Dollars per share)				$ 55.375
Market value of exchange shares				$ 2,354
Common Stock [Member]
Events During The Reporting Period (Details) [Line Items]
Issuance of shares of common stock									200,000	24,800	6,945	2,439
Star Warrant Member
Events During The Reporting Period (Details) [Line Items]
Warrant to purchase share (in Shares)																		96,141
Warrants exercise per share																		$ 187.5
Subsequent Event [Member]
Events During The Reporting Period (Details) [Line Items]
Common stock, share issued																66,928,688
Subsequent Event [Member] | Debt [Member]
Events During The Reporting Period (Details) [Line Items]
Repayment of debt	$ 250
Debt instrument periodic payment	250
Subsequent Event [Member] | Common Stock [Member]
Events During The Reporting Period (Details) [Line Items]
Common stock, share issued																126,311,902
Issuance of shares of common stock							1,850,000	73,170
Price per unit (in Dollars per share)																	$ 0.0001
Restricted Stock [Member]
Events During The Reporting Period (Details) [Line Items]
Issued restricted shares				48,000
Zorro Net Ltd Member
Events During The Reporting Period (Details) [Line Items]
Percentage of after sale of stock in share capital						100.00%
Percentage of consolidated revenue						125.00%
Biom XMember
Events During The Reporting Period (Details) [Line Items]
Consideration shares issued													1,300,000
Biom XMember | Non-convertible Promissory Note [Member]
Events During The Reporting Period (Details) [Line Items]
Debt principal amount						$ 1,250
Biom XMember | Common Stock [Member]
Events During The Reporting Period (Details) [Line Items]
Consideration shares issued						1,300,000
Water IO Ltd. [Member]
Events During The Reporting Period (Details) [Line Items]
Percentage of after sale of stock in share capital		19.60%
Consideration shares issued		592,784
Gain on sale of investment		$ 1,744
Water IO Ltd. [Member] | Subsequent Event [Member]
Events During The Reporting Period (Details) [Line Items]
Gain on sale of investment	$ 4,000
Ms. Fridman [Member] | Director [Member]
Events During The Reporting Period (Details) [Line Items]
Directors fees			$ 5
Common stock, share issued			40
Mr. Nachum [Member] | Director [Member]
Events During The Reporting Period (Details) [Line Items]
Directors fees			$ 5
Common stock, share issued			40
Mr. Shalom [Member] | Debt [Member]
Events During The Reporting Period (Details) [Line Items]
Debt original principal amount					$ 2,139
Mr. Shalom [Member] | Common Stock [Member]
Events During The Reporting Period (Details) [Line Items]
Issuance of shares of common stock					33,395
Mr. Shalom [Member] | Star Warrant Member
Events During The Reporting Period (Details) [Line Items]
Warrant to purchase share (in Shares)																		57,405
VisionWave [Member]
Events During The Reporting Period (Details) [Line Items]
Price per unit (in Dollars per share)				$ 5.59
Maximum [Member] | Sale Equity Method [Member]
Events During The Reporting Period (Details) [Line Items]
Equity interest percentage						67.00%
Minimum [Member] | Sale Equity Method [Member]
Events During The Reporting Period (Details) [Line Items]
Equity interest percentage						40.00%
Minimum [Member] | Water IO Ltd. [Member]
Events During The Reporting Period (Details) [Line Items]
Percentage of after sale of stock in share capital		40.00%

[1]	Share amounts have been retroactively adjusted to reflect the 1-for-125 Reverse Stock Split (see Note 1).